Defined Benefit Liabilities (Assets) - Effects on Defined Benefit Obligations if Each of Significant Actuarial Assumptions Changes Within Expectable and Reasonable Range (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ (40,495)
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ 43,918
Decrease in assumption	0.50%
Expected salary increase rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ 43,905
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ (41,110)
Decrease in assumption	0.50%